SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUS
                             DATED MAY 3, 2021
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                     VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Select II Variable Annuity

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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract in the most recent Prospectus and the Updating Summary Prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2021, the Current Expenses for below Underlying Funds have been updated as follows.

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
---------------------     ------------------------    -----------------------

Underlying Fund            Share Class                New Current Expense
Name
----------------------     --------------------       ---------------------
SA Allocation Balanced     Class 3                    1.00%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Growth       Class 3                    1.07%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 3                    1.03%*
Growth Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 3                    1.02%*
Portfolio
----------------------     --------------------       ---------------------
SA Columbia Focused        Class 2                    0.87%*
Value Portfolio
----------------------     --------------------       ---------------------
SA Columbia Focused        Class 3                    0.97%*
Value Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    0.84%
Diversified Fixed
Income Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    0.94%
Diversified Fixed
Income Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.42%*
Growth Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.52%*
Growth Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.39%*
Income Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.49%*
Income Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.30%*
Income/Equity
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.40%*
Income/Equity
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.12%*
International Equity
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.22%*
International Equity
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    0.88%*
Large Cap Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    0.98%*
Large Cap Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    0.94%
Large Cap Value
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.04%
Large Cap Value
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.09%
Mid Cap Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.19%
Mid Cap Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.10%
Mid Cap Value
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.20%
Mid Cap Value
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.25%*
Moderate Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.35%*
Moderate Growth
Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 2                    1.10%
Small Cap Portfolio
----------------------     --------------------       ---------------------
SA Multi-Managed           Class 3                    1.20%
Small Cap Portfolio
----------------------     --------------------       ---------------------
SA Putnam Asset            Class 2                    1.01%*
Allocation Diversified
Growth Portfolio
----------------------     --------------------       ---------------------
SA Putnam Asset            Class 3                    1.11%*
Allocation Diversified
Growth Portfolio
----------------------     --------------------       ---------------------
SA T. Rowe Price           Class 2                    1.02%
Growth Stock
Portfolio
----------------------     --------------------       ---------------------
SA T. Rowe Price           Class 3                    1.12%
Growth Stock
Portfolio
----------------------     --------------------       ---------------------
SA Wellington Real         Class 3                    0.84%*
Return Portfolio
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

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  July 29, 2021



               Please keep this supplement with your Prospectus.